UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
10/31/13 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Aerospace and defense (4.6%)

Boeing Co. (The)	76,500	$9,983,250

Honeywell International, Inc.	211,130	18,311,305

L-3 Communications Holdings, Inc.	105,300	10,577,385

Northrop Grumman Corp.	118,500	12,739,935

Raytheon Co.(S)	111,500	9,184,255

United Technologies Corp.	117,900	12,526,875

		73,323,005
Air freight and logistics (0.3%)

FedEx Corp.	37,500	4,912,500

		4,912,500
Airlines (0.9%)

Copa Holdings SA Class A (Panama)	20,100	3,005,754

Delta Air Lines, Inc.	136,200	3,592,956

Southwest Airlines Co.	340,500	5,863,410

Spirit Airlines, Inc.(NON)	43,600	1,881,340

		14,343,460
Auto components (0.9%)

Lear Corp.(S)	44,100	3,412,899

Magna International, Inc. (Canada)	38,500	3,260,950

TRW Automotive Holdings Corp.(NON)	103,911	7,804,755

		14,478,604
Automobiles (0.8%)

Ford Motor Co.	377,700	6,462,447

General Motors Co.(NON)	148,681	5,493,763

		11,956,210
Beverages (2.3%)

Coca-Cola Co. (The)	205,600	8,135,592

Coca-Cola Enterprises, Inc.	200,600	8,371,038

PepsiCo, Inc.	233,600	19,643,424

		36,150,054
Biotechnology (2.4%)

Alkermes PLC(NON)	98,300	3,459,177

Amgen, Inc.	111,300	12,910,800

Biogen Idec, Inc.(NON)	14,700	3,589,593

Celgene Corp.(NON)	86,300	12,814,687

Cubist Pharmaceuticals, Inc.(NON)	87,100	5,400,200

		38,174,457
Building products (0.2%)

Masco Corp.	128,700	2,719,431

		2,719,431
Capital markets (3.1%)

Ameriprise Financial, Inc.	71,700	7,208,718

Apollo Global Management, LLC. Class A	148,300	4,784,158

Artisan Partners Asset Management, Inc.(S)	32,658	1,955,234

Carlyle Group LP (The) (Partnership shares)	104,000	3,215,680

Charles Schwab Corp. (The)	141,900	3,214,035

Goldman Sachs Group, Inc. (The)	87,300	14,043,078

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	137,336	1,682,366

KKR & Co. LP	120,300	2,640,585

Morgan Stanley	192,000	5,516,160

State Street Corp.	78,900	5,528,523

		49,788,537
Chemicals (2.0%)

Celanese Corp. Ser. A	61,500	3,444,615

CF Industries Holdings, Inc.	19,600	4,225,760

Dow Chemical Co. (The)	166,443	6,569,505

LyondellBasell Industries NV Class A	86,400	6,445,440

Monsanto Co.	48,700	5,107,656

W.R. Grace & Co.(NON)	64,800	5,939,568

		31,732,544
Commercial banks (3.0%)

Capital Bank Financial Corp. Class A(NON)	194,860	4,329,789

First Southern Bancorp, Inc. Class B(F)(NON)	112,320	584,064

National Bank Holdings Corp. Class A(S)	135,400	2,843,400

PNC Financial Services Group, Inc.	151,771	11,159,722

Regions Financial Corp.	350,700	3,377,241

Wells Fargo & Co.	607,398	25,929,821

		48,224,037
Commercial services and supplies (1.0%)

ADT Corp. (The)(NON)(S)	132,400	5,742,188

Cintas Corp.(S)	66,900	3,597,213

KAR Auction Services, Inc.	65,862	1,957,419

MiX Telematics, Ltd. ADR (South Africa)(NON)	127,300	1,659,992

Pitney Bowes, Inc.(S)	143,500	3,062,290

		16,019,102
Communications equipment (2.0%)

Cisco Systems, Inc.	922,400	20,754,000

Qualcomm, Inc.	156,600	10,879,002

		31,633,002
Computers and peripherals (3.9%)

Apple, Inc.	74,567	38,950,072

EMC Corp.	438,700	10,559,509

Hewlett-Packard Co.	237,392	5,785,243

NetApp, Inc.(S)	54,300	2,107,383

SanDisk Corp.(S)	60,999	4,239,431

		61,641,638
Construction and engineering (0.3%)

Fluor Corp.(S)	58,100	4,312,182

		4,312,182
Consumer finance (1.1%)

Capital One Financial Corp.	85,300	5,857,551

Discover Financial Services	120,800	6,267,104

SLM Corp.	181,500	4,604,655

		16,729,310
Containers and packaging (1.0%)

Avery Dennison Corp.	65,500	3,086,360

Owens-Illinois, Inc.(NON)	127,000	4,037,330

Rock-Tenn Co. Class A	31,600	3,381,516

Sealed Air Corp.	153,500	4,632,630

		15,137,836
Diversified consumer services (0.2%)

H&R Block, Inc.	104,800	2,980,512

		2,980,512
Diversified financial services (4.6%)

Bank of America Corp.	803,942	11,223,030

Berkshire Hathaway, Inc. Class B(NON)	44,280	5,095,742

Citigroup, Inc.	294,617	14,371,417

JPMorgan Chase & Co.	763,373	39,344,244

Moody's Corp.	43,400	3,066,644

		73,101,077
Diversified telecommunication services (1.9%)

AT&T, Inc.	332,605	12,040,301

CenturyLink, Inc.(S)	116,200	3,934,532

Iridium Communications, Inc.(NON)(S)	506,197	3,052,368

Verizon Communications, Inc.	223,200	11,273,832

		30,301,033
Electric utilities (0.5%)

Edison International	109,300	5,358,979

NV Energy, Inc.	120,400	2,858,296

		8,217,275
Electronic equipment, instruments, and components (0.4%)

CDW Corp. of Delaware(NON)	286,617	6,302,708

		6,302,708
Energy equipment and services (2.3%)

Ensco PLC Class A (United Kingdom)	72,200	4,162,330

Halliburton Co.	117,500	6,231,025

Helmerich & Payne, Inc.(S)	48,300	3,745,665

Nabors Industries, Ltd.	316,200	5,527,176

Rowan Cos. PLC Class A(NON)	86,500	3,120,920

Schlumberger, Ltd.	145,624	13,647,881

		36,434,997
Food and staples retail (2.8%)

CVS Caremark Corp.	243,510	15,160,933

Kroger Co. (The)	261,700	11,211,228

Wal-Mart Stores, Inc.	172,900	13,270,075

Walgreen Co.	80,600	4,774,744

		44,416,980
Food products (1.0%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)(S)	208,217	2,965,010

Archer Daniels-Midland Co.	123,600	5,055,240

Hershey Co. (The)	48,600	4,823,064

Tyson Foods, Inc. Class A	99,800	2,761,466

		15,604,780
Gas utilities (0.3%)

UGI Corp.	112,200	4,641,714

		4,641,714
Health-care equipment and supplies (1.8%)

Baxter International, Inc.	65,900	4,340,833

Becton, Dickinson and Co.(S)	33,900	3,563,907

CareFusion Corp.(NON)	96,500	3,741,305

Medtronic, Inc.	150,900	8,661,660

St. Jude Medical, Inc.	101,500	5,825,085

Zimmer Holdings, Inc.	24,800	2,169,256

		28,302,046
Health-care providers and services (3.1%)

AmerisourceBergen Corp.	53,600	3,501,688

Cardinal Health, Inc.	90,800	5,326,328

Catamaran Corp.(NON)	64,700	3,038,312

Express Scripts Holding Co.(NON)	79,500	4,970,340

HealthSouth Corp.	87,400	3,068,614

Humana, Inc.	26,800	2,469,620

McKesson Corp.	54,600	8,536,164

Omnicare, Inc.(S)	70,000	3,860,500

UnitedHealth Group, Inc.	107,600	7,344,776

WellPoint, Inc.	83,900	7,114,720

		49,231,062
Hotels, restaurants, and leisure (1.7%)

Bloomin' Brands, Inc.(NON)	74,600	1,867,238

Diamond Resorts International, Inc.(NON)	23,816	454,409

Las Vegas Sands Corp.	35,600	2,499,832

McDonald's Corp.	71,300	6,881,876

MGM Resorts International(NON)(S)	164,900	3,139,696

Red Robin Gourmet Burgers, Inc.(NON)(S)	67,100	5,111,678

Vail Resorts, Inc.	35,700	2,515,065

Wynn Resorts, Ltd.(S)	29,200	4,854,500

		27,324,294
Household durables (0.5%)

WCI Communities, Inc.(NON)	105,730	1,907,369

Whirlpool Corp.	44,000	6,424,440

		8,331,809
Household products (1.1%)

Energizer Holdings, Inc.(S)	21,000	2,060,310

Procter & Gamble Co. (The)	185,500	14,979,125

		17,039,435
Independent power producers and energy traders (0.2%)

NRG Energy, Inc.(S)	131,200	3,743,136

		3,743,136
Industrial conglomerates (1.8%)

3M Co.	64,100	8,066,985

General Electric Co.	616,700	16,120,538

Siemens AG (Germany)	34,148	4,370,156

		28,557,679
Insurance (2.6%)

American International Group, Inc.	156,650	8,090,973

Genworth Financial, Inc. Class A(NON)	252,600	3,670,278

Lincoln National Corp.	131,000	5,948,710

MetLife, Inc.	224,766	10,633,679

Prudential Financial, Inc.	160,700	13,079,373

		41,423,013
Internet and catalog retail (0.9%)

Amazon.com, Inc.(NON)	15,900	5,788,077

Bigfoot GmbH (acquired 8/2/13, cost $1,538,743) (Private) (Brazil)(F)(RES)(NON)	70	1,179,510

Priceline.com, Inc.(NON)	6,600	6,955,278

		13,922,865
Internet software and services (3.2%)

eBay, Inc.(NON)	89,200	4,701,732

Facebook, Inc. Class A(NON)	64,800	3,256,848

Google, Inc. Class A(NON)	33,396	34,417,250

LinkedIn Corp. Class A(NON)	11,777	2,634,162

VeriSign, Inc.(NON)(S)	62,500	3,392,500

Yahoo!, Inc.(NON)	77,900	2,565,247

		50,967,739
IT Services (2.7%)

Accenture PLC Class A	59,700	4,387,950

Alliance Data Systems Corp.(NON)(S)	27,700	6,566,562

Computer Sciences Corp.	177,200	8,728,872

IBM Corp.	63,400	11,361,914

Unisys Corp.(NON)	74,880	1,973,088

Visa, Inc. Class A(S)	46,800	9,204,156

		42,222,542
Leisure equipment and products (0.2%)

Hasbro, Inc.(S)	75,800	3,915,070

		3,915,070
Life sciences tools and services (0.2%)

Agilent Technologies, Inc.	68,800	3,492,288

		3,492,288
Machinery (1.4%)

AGCO Corp.	67,400	3,934,812

Deere & Co.	40,700	3,330,888

Ingersoll-Rand PLC	89,300	6,030,429

TriMas Corp.(NON)	146,983	5,564,776

Trinity Industries, Inc.(S)	66,200	3,351,706

		22,212,611
Media (2.9%)

CBS Corp. Class B	66,700	3,944,638

Comcast Corp. Class A	192,400	9,154,392

DISH Network Corp. Class A	39,000	1,879,800

Gannett Co., Inc.	199,000	5,506,330

SFX Entertainment, Inc.(NON)	170,251	1,460,754

Time Warner Cable, Inc.	53,300	6,403,995

Time Warner, Inc.	138,600	9,527,364

Viacom, Inc. Class B	46,300	3,856,327

WPP PLC ADR (United Kingdom)(S)	32,266	3,437,620

		45,171,220
Metals and mining (0.3%)

Cliffs Natural Resources, Inc.(S)	90,100	2,313,768

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	71,900	2,643,044

		4,956,812
Multi-utilities (0.4%)

CenterPoint Energy, Inc.	250,100	6,152,460

		6,152,460
Multiline retail (1.5%)

Macy's, Inc.	192,100	8,857,731

Nordstrom, Inc.(S)	53,800	3,253,286

Target Corp.	183,200	11,869,528

		23,980,545
Office electronics (0.3%)

Xerox Corp.	398,100	3,957,114

		3,957,114
Oil, gas, and consumable fuels (7.8%)

Anadarko Petroleum Corp.	95,500	9,100,195

Apache Corp.	89,000	7,903,200

Cabot Oil & Gas Corp.	129,000	4,556,280

Chevron Corp.	147,800	17,730,088

ConocoPhillips	107,400	7,872,420

Energy Transfer Equity L.P.	26,500	1,791,135

Exxon Mobil Corp.	308,525	27,650,011

Hess Corp.	32,948	2,675,378

Marathon Oil Corp.	86,900	3,064,094

Marathon Petroleum Corp.	62,300	4,464,418

Murphy Oil Corp.(S)	80,000	4,825,600

Occidental Petroleum Corp.	196,000	18,831,680

Oiltanking Partners LP (Units)	42,119	2,426,054

Royal Dutch Shell PLC ADR (United Kingdom)	68,646	4,575,942

Valero Energy Corp.	109,800	4,520,466

World Point Terminals, LP (Units)(NON)	158,095	3,122,376

		125,109,337
Paper and forest products (0.2%)

International Paper Co.	56,400	2,516,004

		2,516,004
Personal products (0.4%)

Coty, Inc. Class A	171,320	2,634,902

Herbalife, Ltd.	46,465	3,011,861

		5,646,763
Pharmaceuticals (5.8%)

AbbVie, Inc.	239,300	11,594,085

AstraZeneca PLC (United Kingdom)	76,376	4,041,041

Eli Lilly & Co.	206,700	10,297,794

Johnson & Johnson	348,700	32,293,107

Merck & Co., Inc.	166,300	7,498,467

Pfizer, Inc.	675,726	20,731,274

Shire PLC ADR (United Kingdom)	28,800	3,833,280

ViroPharma, Inc.(NON)	59,800	2,321,436

		92,610,484
Professional services (0.3%)

ManpowerGroup, Inc.	55,800	4,357,980

		4,357,980
Real estate investment trusts (REITs) (0.7%)

American Tower Corp.	44,100	3,499,335

Armada Hoffler Properties, Inc.(S)	387,244	3,725,287

Empire State Realty Trust, Inc.(NON)	218,201	3,087,544

		10,312,166
Real estate management and development (0.1%)

CBRE Group, Inc. Class A(NON)	98,400	2,285,832

		2,285,832
Road and rail (0.4%)

Union Pacific Corp.	38,700	5,859,180

		5,859,180
Semiconductors and semiconductor equipment (2.2%)

Intel Corp.(S)	431,700	10,546,431

Lam Research Corp.(NON)	102,400	5,553,152

Magnachip Semiconductor Corp. (South Korea)(NON)	106,316	1,987,046

Marvell Technology Group, Ltd.(S)	194,600	2,335,200

Maxim Integrated Products, Inc.	105,700	3,139,290

NVIDIA Corp.(S)	196,900	2,988,942

Texas Instruments, Inc.	189,300	7,965,744

		34,515,805
Software (4.4%)

Activision Blizzard, Inc.	179,900	2,993,536

Electronic Arts, Inc.(NON)	112,900	2,963,625

Microsoft Corp.	851,300	30,093,455

Oracle Corp.	680,300	22,790,050

Symantec Corp.	250,600	5,698,644

TiVo, Inc.(NON)	159,900	2,125,071

VMware, Inc. Class A(NON)	31,200	2,535,936

		69,200,317
Specialty retail (2.0%)

Best Buy Co., Inc.	128,600	5,504,080

Gap, Inc. (The)(S)	96,200	3,558,438

Home Depot, Inc. (The)	107,100	8,342,019

Lowe's Cos., Inc.	124,900	6,217,522

Office Depot, Inc.(NON)	637,300	3,562,507

TJX Cos., Inc. (The)	82,600	5,021,254

		32,205,820
Textiles, apparel, and luxury goods (1.3%)

Gildan Activewear, Inc. (Canada)	65,400	3,158,820

Hanesbrands, Inc.	56,800	3,869,216

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	46,300	3,562,785

NIKE, Inc. Class B	78,300	5,932,008

VF Corp.	19,400	4,171,000

		20,693,829
Tobacco (1.7%)

Altria Group, Inc.	282,200	10,506,306

Philip Morris International, Inc.	175,100	15,604,912

		26,111,218
Trading companies and distributors (0.4%)

Air Lease Corp.	65,400	1,922,760

Stock Building Supply Holdings, Inc.(NON)	269,512	4,150,485

		6,073,245
Wireless telecommunication services (0.2%)

Vodafone Group PLC ADR (United Kingdom)	64,800	2,385,936

		2,385,936

Total common stocks (cost $1,295,256,678)		$1,558,064,641

INVESTMENT COMPANIES (0.3%)(a)
	Shares	Value

SPDR S&P Homebuilders ETF(S)	168,100	$5,130,412

Total investment companies (cost $3,296,645)		$5,130,412

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Iridium Communications, Inc. 144A $7.00 cv. pfd.	27,936	$2,542,176

Unisys Corp. Ser. A, 6.25% cv. pfd.	16,345	1,175,818

Total convertible preferred stocks (cost $4,428,100)		$3,717,994

PREFERRED STOCKS (—%)(a)
	Shares	Value

First Southern Bancorp, Inc. 5.00% cum. pfd. (acquired 12/17/09, cost $192,000)(F)(RES)	192	$192,000

Total preferred stocks (cost $192,000)		$192,000

SHORT-TERM INVESTMENTS (7.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.15%(d)	100,078,668	$100,078,668

Putnam Short Term Investment Fund 0.07%(AFF)	19,571,310	19,571,310

Total short-term investments (cost $119,649,978)		$119,649,978

TOTAL INVESTMENTS

Total investments (cost $1,422,823,401)(b)		$1,686,755,025

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,581,702,338.
(b)	The aggregate identified cost on a tax basis is $1,423,679,754, resulting in gross unrealized appreciation and depreciation of $315,250,636 and $52,175,365, respectively, or net unrealized appreciation of $263,075,271.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,371,510, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$13,896,753	$66,411,200	$60,736,643	$2,675	$19,571,310
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $97,574,668. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $100,078,668, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$203,781,268	$—	$1,179,510
Consumer staples	144,969,230	—	—
Energy	161,544,334	—	—
Financials	241,279,908	584,064	—
Health care	207,769,296	4,041,041	—
Industrials	178,320,219	4,370,156	—
Information technology	300,440,865	—	—
Materials	54,343,196	—	—
Telecommunication services	32,686,969	—	—
Utilities	22,754,585	—	—
Total common stocks	1,547,889,870	8,995,261	1,179,510
Convertible preferred stocks	—	3,717,994	—
Investment companies	5,130,412	—	—
Preferred stocks	—	—	192,000
Short-term investments	19,571,310	100,078,668	—

Totals by level	$1,572,591,592	$112,791,923	$1,371,510

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013